Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about revenues [text block]
	Year Ended December 31,
	2020		2019
Gross revenue from payable metals:
Silver	$242,338	66%	$215,301	58%
Gold	124,264	34%	143,029	39%
Lead	74	—%	6,988	2%
Zinc	—	—%	3,517	1%
Gross revenue	366,676	100%	368,835	100%
Less: smelting and refining costs	(2,800)		(4,891)
Revenues	$363,876		$363,944